Financial and capital risk management - Maximum Exposure To Credit Risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 1,559,454	R$ 3,072,452
Trade receivables (current and non-current)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,470,730	2,825,799
Advances to suppliers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 88,724	R$ 246,653